Debt Instruments - Type and currency (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Financial assets	$ 1,361,558	$ 1,285,120
Debt instruments.
Financial assets
Financial assets	317,124	323,452
Debt instruments. | Mexican peso
Financial assets
Financial assets	227,252	200,666
Debt instruments. | USD
Financial assets
Financial assets	27,749	61,080
Debt instruments. | Brazilian real
Financial assets
Financial assets	31,210	34,488
Debt instruments. | Other currencies
Financial assets
Financial assets	30,913	27,218
Debt securities issued by financial institutions
Financial assets
Financial assets	5,998	3,975
Other debt securities
Financial assets
Financial assets	3,282	5,889
Mexico. | Government debt securities
Financial assets
Financial assets	253,547	224,003
Financial assets pledged as collateral	4,769	2,964
Foreign | Government debt securities
Financial assets
Financial assets	54,297	89,585
BRAZIL | Government debt securities
Financial assets
Financial assets	31,210	34,488
UNITED STATES | Government debt securities
Financial assets
Financial assets	$ 23,087	$ 55,097